T. ROWE PRICE Global Multi-Sector Bond Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.2%
Car Loan 0.7%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24  1,265 1,278
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  1,980 1,956
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 165 165
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,817
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class C
1.87%, 9/15/27  2,500 2,416
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class D
2.14%, 12/15/26 (1) 2,010 2,004
12,636
Other Asset-Backed Securities 4.1%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M SOFR + 1.85%, 2.072%, 4/15/35 (1) 2,805 2,805
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 1,574 1,570
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 1.804%, 1/20/32 (1) 5,885 5,814
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 6,995 6,925
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.521%, 2/12/30 (1) 2,120 2,122
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 3,098
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,542 3,626
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,881 1,877

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Flexential Issuer
Series 2021-1A, Class A2
3.25%, 11/27/51 (1) 5,310 5,179
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 2,191 2,245
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,218 1,233
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 90 90
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 966 1,031
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.265%, 5/6/30 (1) 7,190 7,158
Invesco
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 3.141%, 7/15/34  2,505 2,499
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 2,385 2,377
Morgan Stanley Eaton Vance
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 3.10%, 3.233%, 10/20/34 (1) 1,325 1,315
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 600 604
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 48 48
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 58 58
NYACK Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.80%, 2.924%, 10/20/34 (1) 6,310 6,092
OCP
Series 2020-19A, Class ER, CLO, FRN
3M USD LIBOR + 6.50%, 6.754%, 10/20/34 (1) 4,260 4,077
OCP
Series 2021-21A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 3.204%, 7/20/34 (1) 2,275 2,206
Palmer Square
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 3.141%, 7/15/34 (1) 2,030 2,010

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 1,735 1,735
Stonepeak ABS
Series 2021-1A, Class A
2.675%, 2/28/33 (1) 2,441 2,383
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 2.591%, 1/16/32 (1) 3,190 3,190
73,367
Student Loan 0.4%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 805 800
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 2,317
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 2,019
Navient Private Education Refi Loan Trust
Series 2021-A, Class B
2.24%, 5/15/69 (1) 1,955 1,863
6,999
Total Asset-Backed Securities
(Cost $94,046) 93,002
BANK LOANS 9.1% (2)
FINANCIAL INSTITUTIONS 1.2%
Brokerage Assetmanagers Exchanges 0.0%
VFH Parent, FRN
1M SOFR + 3.00%, 3.50%, 1/7/29  400 396
396
Financial Other 0.1%
Nexus Buyer, FRN
1M USD LIBOR + 6.25%, 6.75%, 11/5/29  940 930
930
Insurance 1.1%
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 3.459%, 5/9/25 (3) 1,155 1,141
AssuredPartners, FRN
1M USD LIBOR + 3.50%, 3.709%, 2/12/27  3,635 3,579
AssuredPartners, FRN
SOFR + 3.50%, 2/13/27 (3) 3,660 3,601

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Asurion, FRN
1M USD LIBOR + 2.75%, 11/3/23 (3) 3,660 3,632
Asurion, FRN
1M USD LIBOR + 5.25%, 5.459%, 1/31/28  1,293 1,276
Asurion, FRN
1M USD LIBOR + 5.25%, 5.459%, 1/20/29  3,350 3,308
HUB International, FRN
1M USD LIBOR + 2.75%, 2.942%, 4/25/25  3,670 3,623
20,160
Total Financial Institutions 21,486
INDUSTRIAL 7.9%
Basic Industry 0.1%
WR Grace Holdings, FRN
1M USD LIBOR + 3.75%, 4.25%, 9/22/28  725 721
721
Capital Goods 1.3%
CP Iris Holdco I, FRN
1M USD LIBOR + 3.50%, 4.00%, 10/2/28 (3) 3,555 3,506
CP Iris Holdco I, FRN
1M USD LIBOR + 7.00%, 7.50%, 10/1/29  1,830 1,817
Engineered Machinery Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 5/19/28  2,600 2,587
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.00%, 6.75%, 5/21/29  2,584 2,587
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.50%, 7.25%, 5/21/29  430 430
Madison IAQ, FRN
1M USD LIBOR + 3.25%, 3.75%, 6/21/28  269 264
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 4.54%, 8/31/28  395 394
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 5.00%, 8/31/28  2,430 2,424
SRS Distribution, FRN
SOFR + 3.50%, 4.00%, 6/4/28  620 610
Summit Materials, FRN
3M USD LIBOR + 2.00%, 2.209%, 11/21/24  4,861 4,838
TK Elevator U.S. Newco, FRN
1M USD LIBOR + 3.50%, 4.00%, 7/30/27  3,438 3,411
22,868
Communications 1.2%
Altice France, FRN
3M USD LIBOR + 4.00%, 4.506%, 8/14/26  3,022 2,990
CCI Buyer, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/17/27  3,213 3,176
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 1.96%, 2/1/27  4,863 4,787

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 8/21/26 (3) 2,748 2,693
Level 3 Financing, FRN
1M USD LIBOR + 1.75%, 1.959%, 3/1/27  3,373 3,290
Nexstar Media, FRN
1M USD LIBOR + 2.50%, 2.606%, 9/18/26  4,350 4,324
21,260
Consumer Cyclical 1.8%
Albion Acquisitions, FRN
1M USD LIBOR + 5.25%, 5.75%, 7/31/26  1,830 1,813
KFC Holding, FRN
1M USD LIBOR + 1.75%, 1.887%, 3/15/28  4,104 4,088
Scientific Games Holdings, FRN
SOFR + 3.50%, 2/4/29 (3) 2,645 2,626
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 3.50%, 8/25/28  2,130 2,097
Shutterfly, FRN
1M USD LIBOR + 5.00%, 5.75%, 9/25/26  4,217 3,995
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 2/5/27 (3) 4,130 4,085
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 8.25%, 2/4/28  455 449
Tenneco, FRN
3M USD LIBOR + 3.00%, 3.209%, 10/1/25  3,655 3,628
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 3.50%, 4/29/26  4,307 4,244
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27 (4) 2,273 2,250
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/21/28 (3) 2,405 2,411
31,686
Consumer Non-Cyclical 1.1%
ADMI, FRN
1M USD LIBOR + 3.38%, 3.875%, 12/23/27  2,794 2,748
ADMI, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/23/27 (3) 619 614
Bellring Brands, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/21/24  1,901 1,895
Cano Health, FRN
SOFR + 4.50%, 5.25%, 11/23/27  1,049 1,036
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/1/27  1,757 1,746
Mozart Borrower, FRN
1M USD LIBOR + 3.25%, 3.75%, 10/23/28  1,185 1,173
Naked Juice, FRN
SOFR + 3.00%, 6.50%, 1/20/30 (3) 1,415 1,419

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Naked Juice, FRN
SOFR + 3.25%, 3.75%, 1/20/29  485 481
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25 (3) 7,093 7,038
Phoenix Newco, FRN
1M USD LIBOR + 3.50%, 4.00%, 11/15/28  1,895 1,878
20,028
Technology 2.1%
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/11/28 (3) 1,800 1,775
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 6.25%, 11/18/29 (3) 1,775 1,768
athenahealth, FRN
SOFR + 3.50%, 4.00%, 1/27/29 (3) 3,665 3,627
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 4.50%, 7/24/26  1,144 1,136
CoreLogic, FRN
1M USD LIBOR + 3.50%, 4.00%, 6/2/28  4,319 4,260
CoreLogic, FRN
3M USD LIBOR + 6.50%, 7.00%, 6/4/29  1,385 1,371
Dun & Bradstreet, FRN
SOFR + 3.25%, 3.44%, 1/7/29  4,570 4,509
Hyland Software, FRN
1M USD LIBOR + 3.50%, 4.25%, 7/1/24  3,585 3,566
Loyalty Ventures, FRN
1M USD LIBOR + 4.50%, 5.00%, 11/3/27  2,495 2,461
Peraton, FRN
1M USD LIBOR + 3.75%, 4.50%, 2/1/28  1,117 1,110
Peraton, FRN
1M USD LIBOR + 7.75%, 8.50%, 2/1/29  520 524
RealPage, FRN
3M USD LIBOR + 6.50%, 7.25%, 4/23/29  690 696
UKG, FRN
1M USD LIBOR + 3.25%, 3.75%, 5/4/26 (3) 5,366 5,325
UKG, FRN
1M USD LIBOR + 5.25%, 5.75%, 5/3/27 (3) 1,825 1,815
Waystar Technologies, FRN
1M USD LIBOR + 4.00%, 4.209%, 10/22/26 (3) 3,873 3,854
37,797
Transportation 0.3%
AAdvantage Loyalty IP, FRN
1M USD LIBOR + 4.75%, 5.50%, 4/20/28  2,500 2,542

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Air Canada, FRN
1M USD LIBOR + 3.50%, 4.25%, 8/11/28  2,290 2,274
4,816
Total Industrial 139,176
Total Bank Loans
(Cost $161,968) 160,662
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming (GBP) (4)(5) 1 —
Mriya Farming, Recovery Certificates (EUR) (4)(5) 128 1
Total Industrial 1
Total Common Stocks
(Cost $–) 1
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Communications 0.1%
Sea, 0.25%, 9/15/26  1,800 1,496
1,496
Consumer Cyclical 0.1%
MercadoLibre, 2.00%, 8/15/28  720 1,856
1,856
Total Industrial 3,352
Total Convertible Bonds
(Cost $3,068) 3,352
CONVERTIBLE PREFERRED STOCKS 0.2%
INDUSTRIAL 0.2%
Energy 0.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 11/27/19 -
3/12/20, Cost $3,102 (6)(7) 3 3,400
Total Industrial 3,400
Total Convertible Preferred Stocks
(Cost $3,102) 3,400

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 16.6%
FINANCIAL INSTITUTIONS 6.9%
Banking 3.9%
Akbank, 5.125%, 3/31/25 (8) 1,530 1,459
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (8)(9) 2,800 3,092
Banco de Bogota, 4.375%, 8/3/27  7,225 6,889
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 954
Bancolombia, VR, 4.625%, 12/18/29 (9) 7,750 7,433
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 4,120 4,021
Bank of America, VR, 2.299%, 7/21/32 (9) 4,225 3,909
Bank of America, VR, 2.687%, 4/22/32 (9) 3,895 3,745
BBVA Bancomer, VR, 5.875%, 9/13/34 (9) 7,925 7,886
BNP Paribas, VR, 1.323%, 1/13/27 (1)(9) 2,830 2,671
BNP Paribas, VR, 2.159%, 9/15/29 (1)(9) 1,320 1,222
BNP Paribas, VR, 2.591%, 1/20/28 (1)(9) 4,215 4,089
Citigroup, VR, 3.057%, 1/25/33 (9) 9,000 8,874
JPMorgan Chase, VR, 2.963%, 1/25/33 (9) 5,715 5,642
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 7,161
69,047
Brokerage Assetmanagers Exchanges 0.2%
LSEGA Financing, 2.50%, 4/6/31 (1) 3,565 3,399
3,399
Finance Companies 0.4%
AerCap Ireland Capital, 3.30%, 1/30/32  2,225 2,109
AerCap Ireland Capital, 3.65%, 7/21/27  1,775 1,804
AerCap Ireland Capital, 4.625%, 10/15/27  4,125 4,366
8,279
Financial Other 1.7%
Agile Group Holdings, 5.50%, 5/17/26 (8) 3,730 1,380
CIFI Holdings Group, 4.375%, 4/12/27 (8) 5,630 4,194
Country Garden Holdings, 3.30%, 1/12/31 (8) 5,500 3,658
Country Garden Holdings, 4.80%, 8/6/30 (8) 7,075 4,793
Dar Al-Arkan Sukuk, 6.875%, 3/21/23  3,932 4,035
Dar Al-Arkan Sukuk, 6.875%, 2/26/27  2,100 2,151
Kaisa Group Holdings, 11.25%, 4/9/22  5,000 1,163
LeasePlan, VR, 7.375% (EUR) (6)(9) 2,590 3,088
Shimao Group Holdings, 5.60%, 7/15/26 (8) 1,140 336
Times China Holdings, 6.20%, 3/22/26  3,405 1,158
Yanlord Land HK, 6.80%, 2/27/24 (8) 4,250 4,191
30,147
Insurance 0.5%
Allianz, VR, 3.375% (EUR) (6)(9) 2,300 2,656
Humana, 1.35%, 2/3/27 (8) 6,650 6,259
8,915

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 0.2%
Brixmor Operating Partnership, 4.125%, 6/15/26  3,200 3,377
3,377
Total Financial Institutions 123,164
INDUSTRIAL 8.6%
Basic Industry 1.6%
ABJA Investment, 5.95%, 7/31/24  7,450 7,908
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 1,565 1,629
Arconic, 6.125%, 2/15/28 (1) 2,660 2,716
Braskem Netherlands Finance, 4.50%, 1/31/30  8,100 8,019
GCM Mining, 6.875%, 8/9/26 (1) 4,455 4,168
Westlake, 1.625%, 7/17/29 (EUR)  3,000 3,277
27,717
Capital Goods 0.3%
Cemex, 5.45%, 11/19/29  3,900 3,882
Madison IAQ, 4.125%, 6/30/28 (1) 1,150 1,084
4,966
Communications 2.5%
Altice Financing, 5.00%, 1/15/28 (1) 2,580 2,332
Altice Financing, 5.75%, 8/15/29 (1) 2,715 2,474
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,482
C&W Senior Financing, 6.875%, 9/15/27 (1) 4,015 4,165
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (1)(8) 5,465 5,010
HTA Group, 7.00%, 12/18/25  2,150 2,182
HTA Group, 7.00%, 12/18/25 (1) 1,760 1,786
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 2,740 2,634
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 3,321 3,423
Tower Bersama Infrastructure, 2.75%, 1/20/26 (8) 6,800 6,631
VTR Comunicaciones, 4.375%, 4/15/29 (1) 7,800 7,454
Walt Disney, 2.65%, 1/13/31 (8) 4,550 4,497
44,070
Consumer Cyclical 1.0%
Bath & Body Works, 7.50%, 6/15/29  2,045 2,247
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (1) 2,505 2,467
Metalsa, 3.75%, 5/4/31 (1) 7,800 7,008
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%, 10/15/26 (1) 2,630 2,663
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 4,166
18,551
Consumer Non-Cyclical 1.1%
AbbVie, 4.25%, 11/21/49  3,580 3,800
BRF, 4.875%, 1/24/30  5,400 5,161
Cano Health, 6.25%, 10/1/28 (1)(8) 2,800 2,576
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  1,690 1,715
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,400 1,463

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  5,021 5,369
20,084
Energy 0.9%
Cheniere Energy, 4.625%, 10/15/28  3,965 4,039
Leviathan Bond, 6.125%, 6/30/25 (1) 4,025 4,075
Occidental Petroleum, 8.875%, 7/15/30  1,410 1,817
Targa Resources Partners, 6.875%, 1/15/29  2,515 2,735
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 555 545
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 1,245 1,192
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 665 659
15,062
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,596
1,596
Technology 0.1%
Plantronics, 4.75%, 3/1/29 (1)(8) 2,950 2,611
2,611
Transportation 1.0%
Adani Ports & Special Economic Zone, 4.375%, 7/3/29  3,950 3,880
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  5,340 5,720
Fraport Frankfurt Airport Services Worldwide, 1.875%, 3/31/28 (EUR)  4,455 4,955
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30  2,388 2,442
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,525 1,511
18,508
Total Industrial 153,165
UTILITY 1.1%
Electric 0.5%
AES Andes, VR, 7.125%, 3/26/79 (1)(9) 6,325 6,333
Vistra, VR, 7.00% (1)(6)(9) 1,220 1,208
Vistra, VR, 8.00% (1)(6)(9) 785 810
8,351
Utility Other 0.6%
Acwa Power Management & Investments One, 5.95%, 12/15/39  5,290 5,736
Manila Water, 4.375%, 7/30/30  4,800 4,725
10,461
Total Utility 18,812
Total Corporate Bonds
(Cost $316,577) 295,141

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
EXCHANGE-TRADED FUNDS 3.6%
Exchange-Traded Funds 3.6%
Invesco Senior Loan ETF (8) 2,890 62,915
Total Exchange-Traded Funds
(Cost $63,696) 62,915
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 41.2%
Government Sponsored 0.1%
Equate Petrochemical, 2.625%, 4/28/28 (1) 2,470 2,340
2,340
Owned No Guarantee 7.7%
1MDB Global Investments, 4.40%, 3/9/23  22,800 22,194
China Development Bank, 3.07%, 3/10/30 (CNY)  80,000 12,617
China Development Bank, 3.30%, 3/3/26 (CNY)  100,000 16,178
China Development Bank, 3.43%, 1/14/27 (CNY)  140,000 22,783
China Development Bank, 3.50%, 8/13/26 (CNY)  50,000 8,129
China Development Bank, 3.65%, 5/21/29 (CNY)  40,000 6,561
China Development Bank, 3.66%, 3/1/31 (CNY)  20,000 3,292
China Development Bank, 3.70%, 10/20/30 (CNY)  20,000 3,287
China Development Bank, 4.04%, 7/6/28 (CNY)  40,000 6,710
Ecopetrol, 6.875%, 4/29/30  1,350 1,415
Lamar Funding, 3.958%, 5/7/25  3,335 3,287
Landsbankinn, 1.00%, 5/30/23 (EUR)  3,450 3,886
Mexico City Airport Trust, 5.50%, 7/31/47  4,840 4,355
NBN, 2.625%, 5/5/31 (1) 4,724 4,516
NTPC, 7.25%, 5/3/22 (INR)  50,000 666
OmGrid Funding, 5.196%, 5/16/27  1,865 1,870
Petroleos de Venezuela, 6.00%, 5/16/24 (5)(10) 770 31
Petroleos de Venezuela, 9.00%, 11/17/21 (5)(10) 510 21
Petroleos de Venezuela, 12.75%, 2/17/22 (5)(10) 15 1
Petroleos Mexicanos, 6.50%, 3/13/27  3,455 3,554
Petroleos Mexicanos, 6.84%, 1/23/30  3,450 3,466
Qatar Energy, 3.125%, 7/12/41 (1) 8,930 8,417
137,236
Sovereign 3.8%
Bahrain Government International Bond, 7.375%, 5/14/30  5,860 6,227
Dominican Republic, 4.50%, 1/30/30  1,500 1,391
Dominican Republic, 5.30%, 1/21/41 (1) 6,795 5,852
Dominican Republic, 5.30%, 1/21/41  4,500 3,876
Dominican Republic, 5.50%, 2/22/29 (1) 2,515 2,507
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,704
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 1,490 1,693

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,839
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 4,345 4,462
Republic of Croatia, 1.50%, 6/17/31 (EUR)  3,620 3,728
Republic of Guatemala, 5.375%, 4/24/32 (1) 1,805 1,865
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 1,285 1,233
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  1,075 1,031
Republic of Romania, 2.00%, 1/28/32 (EUR)  6,190 5,623
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 1,045 949
Republic of Romania, 2.124%, 7/16/31 (EUR)  5,667 5,331
Republic of Romania, 3.00%, 2/27/27 (1) 4,280 4,182
Republic of Romania, 3.624%, 5/26/30 (EUR)  5,390 5,841
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,350 1,295
Republic of Serbia, 2.125%, 12/1/30 (1) 941 792
Republic of Suriname, 9.25%, 10/26/26 (5)(10) 6,675 5,540
Republic of Venezuela, 6.00%, 12/9/20 (5)(10) 205 12
Republic of Venezuela, 7.75%, 10/13/19 (5)(10) 400 24
66,997
Treasuries 29.6%
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (1) 27,360,000 31,915
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (CLP) (1) 4,175,000 5,002
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25 (BRL)  41,396 7,786
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26 (EUR)  69,892 88,011
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30 (EUR)  16,360 22,650
Egypt Treasury Bills, 6/7/22 (EGP)  133,575 8,276
Government of Canada Real Return Bond, Inflation-Indexed, 4.00%,
12/1/31 (CAD)  19,204 21,495
Government of Japan, Inflation-Indexed, 0.005%, 3/10/31 (JPY)  1,824,403 16,705
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,002,540 8,978
Government of Japan, Inflation-Indexed, 0.20%, 3/10/30 (JPY)  472,503 4,433
Government of Japan, Ten Year Bond, 0.10%, 12/20/31 (JPY)  5,231,500 45,153
Government of Malaysia, 3.844%, 4/15/33 (MYR)  9,800 2,324
Government of Malaysia, 4.065%, 6/15/50 (MYR)  59,010 13,297
Government of Malaysia, 4.642%, 11/7/33 (MYR)  19,958 5,063
Government of Singapore, 2.875%, 7/1/29 (SGD)  5,820 4,584
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%, 5/15/26
(EUR)  10,315 12,659
Kingdom of Thailand, 2.00%, 12/17/31 (THB)  490,100 14,811
People's Republic of China, 2.85%, 6/4/27 (CNY)  40,000 6,397
People's Republic of China, 3.01%, 5/13/28 (CNY)  29,000 4,664
People's Republic of China, 3.02%, 10/22/25 (CNY)  10,000 1,614
People's Republic of China, 3.12%, 12/5/26 (CNY)  260,000 42,137
People's Republic of China, 3.13%, 11/21/29 (CNY)  50,000 8,091
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,791
People's Republic of Zambia, 11.00%, 1/25/26 (ZMW)  61,000 2,632
People's Republic of Zambia, 12.00%, 6/17/26 (ZMW)  61,000 2,639
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 120

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Cyprus, 2.375%, 9/25/28 (EUR)  9,323 11,160
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 1,132
Republic of Cyprus, 2.75%, 5/3/49 (EUR)  3,228 4,031
Republic of Czech, 2.40%, 9/17/25 (CZK)  133,640 5,746
Republic of France, 0.75%, 5/25/52 (EUR)  16,665 16,750
Republic of Hungary, 2.25%, 4/20/33 (HUF)  11,053,670 25,249
Republic of Serbia, 4.50%, 8/20/32 (RSD)  1,470,930 14,458
Republic of South Africa, 7.00%, 2/28/31 (ZAR)  50,355 2,751
Republic of South Africa, 8.00%, 1/31/30 (ZAR)  205,162 12,293
Republic of South Africa, Inflation-Indexed, 1.875%, 3/31/29 (ZAR)  152,619 9,094
State of Israel, 5.50%, 1/31/42 (ILS)  40,609 18,347
United Kingdom Gilt, Inflation-Indexed, 0.75%, 3/22/34 (GBP)  3,720 7,463
United Mexican States, 8.50%, 5/31/29 (MXN)  253,305 12,816
524,517
Total Foreign Government Obligations & Municipalities
(Cost $747,970) 731,090
MUNICIPAL SECURITIES 3.0%
California 0.2%
Golden State Tobacco Securitization, 3.85%, 6/1/50  4,470 4,416
4,416
Colorado 0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 4,067
4,067
Florida 0.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  6,775 6,636
6,636
Illinois 0.4%
Illinois, Build America, GO, 7.10%, 7/1/35  3,000 3,725
Illinois, Build America, GO, 7.35%, 7/1/35  2,225 2,690
6,415
Pennsylvania 0.3%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  5,890 5,848
5,848
Puerto Rico 0.5%
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.25%,
7/1/37 (5)(11) 1,960 1,970
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 8.00%,
7/1/35 (5)(11) 1,970 1,771
Puerto Rico Commonwealth, Public Improvement, Series C, GO, 6.00%,
7/1/39 (5)(11) 2,250 2,233

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series E, GO, 5.50%,
7/1/31 (5)(11) 1,895 1,881
Puerto Rico Commonwealth, Public Improvement, Unrefunded Balance,
Series A, GO, 5.125%, 7/1/31 (5)(11) 945 941
8,796
Virginia 0.8%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  13,230 13,641
13,641
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,940 3,020
3,020
Total Municipal Securities
(Cost $50,802) 52,839
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.6%
Collateralized Mortgage Obligations 4.7%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,772
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 229 230
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (1) 2,815 2,811
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 2.20%, 1/26/32 (1) 4,320 4,303
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/26/29 (1) 2,220 2,137
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,555
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 1,725 1,649
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.737%, 12/25/30  1,184 1,200
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.537%, 1/25/31  1,810 1,826

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1B1, CMO, ARM
SOFR30A + 3.15%, 3.199%, 12/25/41 (1) 1,770 1,668
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 3.049%, 1/25/42 (1) 2,805 2,761
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.174%, 4/25/66 (1) 470 452
Ellington Financial Mortgage Trust
Series 2020-1, Class M1, CMO, ARM
5.24%, 5/25/65 (1) 1,280 1,302
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (1) 3,591 3,541
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 150 150
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 2,289
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 1,067
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1) 740 739
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.577%, 2/25/47 (1) 3,526 3,472
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 77 78
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 73 74
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 513 516
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 577 571
Starwood Mortgage Residential Trust
Series 2021-3, Class B1, CMO, ARM
3.347%, 6/25/56 (1) 2,300 2,217
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.537%, 2/25/49 (1) 4,699 4,730

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.237%, 4/25/49 (1) 1,630 1,634
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.237%, 11/25/49 (1) 405 405
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.937%, 8/25/50 (1) 239 240
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 2.049%, 12/25/50 (1) 1,345 1,345
Structured Agency Credit Risk Debt Notes
Series 2020-HQA3, Class M2, CMO, ARM
1M USD LIBOR + 3.60%, 3.787%, 7/25/50 (1) 368 368
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 3.337%, 9/25/50 (1) 200 201
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 3.449%, 8/25/33 (1) 3,585 3,407
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 2.349%, 8/25/33 (1) 820 829
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.149%, 10/25/33 (1) 1,220 1,218
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.299%, 8/25/33 (1) 6,995 6,842
Structured Agency Credit Risk Debt Notes
Series 2021-HQA4, Class M2, CMO, ARM
SOFR30A + 2.35%, 2.399%, 12/25/41 (1) 3,565 3,436
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 1.899%, 1/25/42 (1) 4,420 4,351
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M2, CMO, ARM
SOFR30A + 3.75%, 3.799%, 2/25/42 (1) 3,170 3,164
Verus Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
5.50%, 3/25/60 (1) 530 544
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 3,155 3,120
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 1,560 1,571

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1) 1,920 1,924
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 3,220 3,200
ZH Trust
Series 2021-1, Class B, CMO
3.262%, 2/18/27 (1) 3,000 2,924
83,833
Commercial Mortgage-Backed Securities 4.9%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 1.271%, 9/15/34 (1) 995 986
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 2.441%, 4/15/34 (1) 2,940 2,876
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 1,515 1,174
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.591%, 4/15/35 (1) 500 489
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 3.941%, 9/15/38 (1) 3,330 3,267
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.331%, 10/15/37 (1) 2,945 2,943
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.731%, 10/15/34 (1) 1,830 1,798
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M SOFR + 2.34%, 2.39%, 2/15/39 (1) 1,925 1,920
BPR Trust
Series 2021-NRD, Class E, ARM
1M SOFR + 5.621%, 5.716%, 12/15/23 (1) 4,495 4,405
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 1.55%, 2/15/37 (1) 3,585 3,581
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.411%, 5/15/35 (1) 1,040 1,024
BX Trust
Series 2018-GW, Class D, ARM
1M USD LIBOR + 1.77%, 1.961%, 5/15/35 (1) 3,000 2,947

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 4.121%, 6/15/23 (1) 2,615 2,517
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 1,020
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 3,350 3,337
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.316%, 9/15/48  560 574
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 6,110 5,245
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.60%, 2/10/47  1,390 1,424
Commercial Mortgage Trust
Series 2014-CR15, Class D, ARM
4.69%, 2/10/47 (1) 4,545 4,568
Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.319%, 7/10/50  1,500 1,545
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.538%, 10/10/29 (1) 4,340 4,303
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 3,575 3,559
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, ARM
4.921%, 1/15/49  1,065 1,064
DC Office Trust
Series 2019-MTC, Class D, ARM
3.072%, 9/15/45 (1) 4,788 4,346
FREMF Mortgage Trust
Series 2019-K94, Class C, ARM
3.965%, 7/25/52 (1) 2,280 2,322
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 2.923%, 12/15/36 (1) 1,955 1,877
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.131%, 3.322%, 12/15/36 (1) 6,150 5,842
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.20%, 1.391%, 12/15/34 (1) 2,145 2,114

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, ARM
3.876%, 3/15/50  655 682
Manhattan West Mortgage Trust
Series 2020-1MW, Class D, ARM
2.335%, 9/10/39 (1) 1,185 1,098
SLIDE
Series 2018-FUN, Class E, ARM
1M USD LIBOR + 2.55%, 2.741%, 6/15/31 (1) 3,140 3,021
SMRT
Series 2022-MINI, Class D, ARM
1M SOFR + 1.95%, 2.05%, 1/15/24 (1) 4,470 4,386
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 3,825 3,688
85,942
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $173,015) 169,775
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.4%
U.S. Government Agency Obligations 5.9%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  168 180
4.50%, 6/1/39 - 5/1/42  29 32
5.00%, 11/1/36 - 8/1/40  39 43
5.50%, 10/1/38  4 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  764 111
Federal Home Loan Mortgage, UMBS
2.00%, 12/1/51  254 244
2.50%, 6/1/51 - 7/1/51  2,618 2,596
4.50%, 3/1/49 - 5/1/50  732 775
5.00%, 12/1/41  480 519
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  4,437 4,261
2.50%, 8/1/51 - 10/1/51  18,657 18,448
3.50%, 11/1/45 - 7/1/50  16,145 16,853
4.00%, 1/1/41 - 12/1/49  2,002 2,117
4.50%, 7/1/39 - 1/1/50  3,437 3,692
5.00%, 7/1/33 - 7/1/47  2,764 3,068
5.50%, 4/1/35 - 5/1/44  588 659
6.00%, 4/1/35 - 2/1/39  112 127
6.50%, 9/1/36 - 8/1/37  23 26
UMBS, TBA (12)
2.00%, 3/1/52  21,050 20,192

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
2.50%, 3/1/37 - 3/1/52  9,670 9,732
3.00%, 3/1/52  7,785 7,863
3.50%, 3/1/52  1,920 1,977
4.00%, 3/1/52  6,105 6,374
4.50%, 3/1/52  5,570 5,880
105,773
U.S. Government Obligations 1.5%
Government National Mortgage Assn.
2.50%, 12/20/51  4,898 4,902
3.00%, 10/20/45 - 7/20/51  4,403 4,486
3.50%, 3/20/46 - 2/20/48  8,571 8,980
4.00%, 9/20/40 - 10/20/50  2,110 2,215
4.50%, 3/20/47 - 9/20/47  279 298
5.00%, 3/20/41 - 6/20/49  734 789
Government National Mortgage Assn., CMO, IO
4.00%, 2/20/43  39 5
4.50%, 12/20/39  2 —
Government National Mortgage Assn., TBA, 3.50%, 3/20/52 (12) 4,350 4,488
26,163
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $133,994) 131,936
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.8%
U.S. Treasury Obligations 4.8%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  42,456 45,110
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  21,026 22,840
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  12,566 14,121
U.S. Treasury Notes, 1.125%, 2/15/31  4,006 3,777
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $85,986) 85,848
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.12% (13)(14) 18,525 18,525
18,525

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Obligations 1.9%
U.S. Treasury Bills, 0.09%, 5/19/22 (15) 33,023 33,001
33,001
Total Short-Term Investments
(Cost $51,533) 51,526
SECURITIES LENDING COLLATERAL 4.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.12% (13)(14) 20,491 20,491
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 20,491
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 0.12% (13)(14) 66,571 66,571
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 66,571
Total Securities Lending Collateral
(Cost $87,062) 87,062
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0 .1%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
AUD Call/USD Put, 4/7/22 @
0.7273 (USD) (5) 1 53,850 715
Goldman Sachs
EUR Call/USD Put, 3/15/22 @
1.1485 (USD) (5) 1 53,450 41

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
EUR Call/USD Put, 4/1/22 @
1.159 (USD) (5) 1 117,600 135
Total Options Purchased (Cost $1,250) 891
Total Investments in Securities 108.8%
(Cost $1,974,069) $ 1,929,440
Other Assets Less Liabilities (8.8)% (155,281)
Net Assets 100.0% $ 1,774,159
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$421,338 and represents 23.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,400 and represents 0.2% of net assets.
(8) All or a portion of this security is on loan at February 28, 2022.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $56,506 and represents 3.2% of net assets.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(13) Seven-day yield
(14) Affiliated Companies
(15) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDA Industrial Development Authority/Agency
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PLN Polish Zloty
PTT Pass-Through Trust

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
RSD Serbian Dinar
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
ZMW Zambian Kwacha

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S37, 5 Year Index,
12/20/26), Pay 5.00%
Quarterly, Receive upon
credit default, 4/20/22 @
1.06%* 1 63,250 (990)
Goldman Sachs
EUR Put/USD Call, 3/15/22
@ 1.1213 (USD) 1 53,450 (385)
Total Options Written (Premiums $(940)) $ (1,375)
* Exercise Spread

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.7%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/22 * 3,400 14 14 —
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 * 5,474 24 (128) 152
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 * 4,200 (234) (165) (69)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 * 4,400 28 (125) 153
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,200 14 (10) 24
Barclays Bank, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S35, 5 Year
Index), Receive 5.00% Quarterly, Pay upon
credit default, 12/20/26 * 35,600 4,354 4,825 (471)
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 * 2,022 1 (75) 76
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 * 2,905 (11) 26 (37)
Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX.NA.AAA-S13, 50
Year Index), Receive 0.50% Monthly, Pay
upon credit default, 12/16/72 * 32,750 (197) (1,404) 1,207
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 952 4 (4) 8

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 * 854 — (26) 26
Total Bilateral Credit Default Swaps, Protection Sold 2,928 1,069
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 0.122% (3M USD LIBOR)
Quarterly, 3/21/22 * 35,850 (354) — (354)
Total Bilateral Total Return Swaps — (354)
Total Bilateral Swaps 2,928 715
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/26 * 5,920 (60) 69 (129)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (129)
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.395% Quarterly, Receive Variable
2.450% (7 Day Interbank Repo) Quarterly,
2/17/27 (CNY) * 111,650 34 — 34
5 Year Interest Rate Swap, Pay Fixed
2.455% Quarterly, Receive Variable
2.500% (7 Day Interbank Repo) Quarterly,
3/1/27 (CNY) * 46,500 — — —
5 Year Interest Rate Swap, Pay Fixed
2.465% Quarterly, Receive Variable
2.500% (7 Day Interbank Repo) Quarterly,
3/1/27 (CNY) * 44,000 — — —
5 Year Interest Rate Swap, Pay Fixed
2.468% Quarterly, Receive Variable
2.450% (7 Day Interbank Repo) Quarterly,
2/25/27 (CNY) * 37,500 (7) 1 (8)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 6.226%
(MXIBTIIE) 28 Days, 5/4/27 (MXN) * 53,000 (261) — (261)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.890%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 15,882 510 1 509
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.890%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 11,118 355 — 355
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) * 13,189 146 — 146
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) * 9,986 110 1 109
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 3.750%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) * 5,025 54 — 54
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 3/2/32 (EUR) * 42,575 (1) — (1)
30 Year Interest Rate Swap, Pay Fixed
3.024% Semi-Annually, Receive Variable
0.211% (3M USD LIBOR) Quarterly,
6/26/48 * 3,920 (883) 1 (884)
Total Centrally Cleared Interest Rate Swaps 53
Zero-Coupon Inflation Swaps 0.4%
4 Year Zero-Coupon Inflation Swap Pay
Fixed 2.575% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/22/25 * 33,200 2,341 — 2,341
4 Year Zero-Coupon Inflation Swap Pay
Fixed 2.749% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/8/25 * 1,600 75 — 75
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.319% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/5/26 * 28,450 2,706 1 2,705
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.592% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/17/26 * 1,500 108 — 108

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.683% at Maturity, Receive Variable
(Change in CPI) at Maturity, 9/8/26 * 1,400 69 — 69
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.767% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/7/26 * 2,695 184 — 184
7 Year Zero-Coupon Inflation Swap Pay
Fixed 2.524% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/25/28 * 1,500 117 1 116
7 Year Zero-Coupon Inflation Swap Pay
Fixed 2.679% at Maturity, Receive Variable
(Change in CPI) at Maturity, 5/7/28 * 31,900 2,331 — 2,331
7 Year Zero-Coupon Inflation Swap Pay
Fixed 2.860% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/4/29 * 1,400 32 1 31
Total Centrally Cleared Zero-Coupon Inflation Swaps 7,960
Total Centrally Cleared Swaps 7,884
Net payments (receipts) of variation margin to date (10,692)
Variation margin receivable (payable) on centrally cleared swaps $ (2,808)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $6.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 USD 822 INR 61,446 $ 11
Bank of America 4/14/22 USD 3,930 CZK 84,346 189
Bank of America 5/13/22 PLN 30,819 USD 7,795 (494)
Barclays Bank 4/8/22 USD 838 IDR 12,092,231 (1)
Barclays Bank 4/14/22 USD 4,956 CNH 31,709 (47)
BNP Paribas 3/11/22 USD 4,089 CLP 3,471,077 (248)
BNP Paribas 3/11/22 USD 612 THB 20,702 (21)
BNP Paribas 4/8/22 USD 6,733 CLP 5,832,538 (528)
BNP Paribas 4/14/22 USD 1,575 ZAR 23,835 34
BNP Paribas 4/22/22 AUD 12,482 USD 9,050 22
BNP Paribas 4/22/22 USD 557 JPY 64,249 (2)
BNP Paribas 5/13/22 PLN 64,863 USD 16,217 (851)
Canadian Imperial Bank
of Commerce 4/22/22 CAD 57,303 USD 45,561 (345)
Canadian Imperial Bank
of Commerce 4/22/22 USD 22,474 CAD 28,246 186
Citibank 3/3/22 BRL 51,370 USD 9,143 820
Citibank 3/3/22 BRL 51,643 USD 10,048 (32)
Citibank 3/3/22 USD 9,995 BRL 51,370 32
Citibank 3/3/22 USD 9,758 BRL 51,643 (259)
Citibank 3/11/22 USD 4,603 COP 18,129,072 4
Citibank 3/11/22 USD 550 THB 18,356 (12)
Citibank 3/18/22 USD 1,445 CNH 9,229 (14)
Citibank 3/18/22 USD 4,300 ZAR 67,119 (55)
Citibank 3/18/22 ZAR 111,606 USD 7,367 (126)
Citibank 4/13/22 MXN 300,030 USD 14,474 61
Citibank 4/14/22 RSD 113,579 USD 1,085 (2)
Citibank 4/14/22 USD 7,469 RSD 780,472 30
Citibank 4/14/22 USD 3,108 ZAR 47,609 30
Citibank 4/14/22 ZAR 27,625 USD 1,817 (31)
Citibank 4/22/22 JPY 2,577,973 USD 22,607 (157)
Citibank 4/22/22 USD 45,222 JPY 5,157,899 304
Citibank 4/22/22 USD 17,743 JPY 2,053,130 (136)
Citibank 5/13/22 PLN 34,104 USD 8,646 (567)
Citibank 5/13/22 RSD 12,164 USD 118 (2)
Citibank 5/13/22 USD 8,988 RSD 928,026 141
Deutsche Bank 3/3/22 BRL 2,021 USD 350 42
Deutsche Bank 3/3/22 USD 393 BRL 2,020 1
Deutsche Bank 4/8/22 USD 822 INR 61,446 11
Goldman Sachs 3/3/22 BRL 62,380 USD 12,158 (60)
Goldman Sachs 3/3/22 USD 7,978 BRL 41,004 26
Goldman Sachs 3/3/22 USD 3,745 BRL 21,376 (401)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 3/11/22 COP 35,644,559 USD 8,781 $ 262
Goldman Sachs 3/11/22 USD 4,600 COP 18,129,072 —
Goldman Sachs 3/11/22 USD 12,279 THB 414,602 (410)
Goldman Sachs 3/18/22 USD 13,709 CNH 87,696 (155)
Goldman Sachs 4/14/22 USD 22,671 CNH 144,811 (177)
Goldman Sachs 6/2/22 USD 7,798 BRL 41,004 48
HSBC Bank 3/11/22 MYR 1,592 USD 377 2
HSBC Bank 3/11/22 USD 777 MYR 3,299 (9)
HSBC Bank 4/8/22 IDR 210,787,563 USD 14,676 (51)
HSBC Bank 4/14/22 USD 7,135 CNH 45,705 (77)
JPMorgan Chase 3/18/22 USD 7,632 CNH 48,500 (35)
JPMorgan Chase 3/18/22 ZAR 73 USD 5 —
JPMorgan Chase 4/21/22 ILS 4,554 USD 1,436 (16)
JPMorgan Chase 4/22/22 JPY 67,228 USD 584 1
Morgan Stanley 3/3/22 BRL 21,376 USD 4,159 (13)
Morgan Stanley 3/3/22 USD 3,746 BRL 21,376 (400)
Morgan Stanley 3/11/22 CLP 8,418,411 USD 10,292 227
Morgan Stanley 3/11/22 COP 35,644,559 USD 8,763 280
Morgan Stanley 3/11/22 THB 4,782 USD 142 4
Morgan Stanley 3/11/22 USD 795 CLP 664,968 (36)
Morgan Stanley 3/18/22 USD 15,370 CNH 98,219 (157)
Morgan Stanley 4/14/22 USD 17,168 CNH 109,838 (162)
Morgan Stanley 4/22/22 USD 909 JPY 103,891 4
RBC Dominion Securities 4/22/22 CAD 743 USD 585 2
RBC Dominion Securities 4/22/22 USD 22,475 CAD 28,246 186
Standard Chartered 3/11/22 USD 393 THB 13,154 (9)
Standard Chartered 3/18/22 USD 4,969 CNH 31,900 (74)
Standard Chartered 4/14/22 USD 15,254 CNH 97,515 (132)
State Street 4/14/22 CZK 117,386 USD 5,361 (154)
State Street 4/14/22 USD 2,169 CNH 13,890 (22)
State Street 4/14/22 USD 2,878 ZAR 43,977 35
State Street 4/21/22 ILS 18,103 USD 5,823 (177)
State Street 4/22/22 USD 22,190 CAD 27,793 259
State Street 4/22/22 USD 3,108 CAD 3,939 —
State Street 4/22/22 USD 52,210 JPY 5,946,940 421
State Street 5/20/22 GBP 14,627 USD 19,810 (187)
State Street 5/20/22 USD 138,803 EUR 121,833 1,773
UBS Investment Bank 3/11/22 USD 12,412 CLP 10,413,232 (600)
UBS Investment Bank 3/11/22 USD 8,957 COP 35,030,975 69
UBS Investment Bank 3/11/22 USD 919 THB 30,894 (27)
UBS Investment Bank 3/18/22 USD 16,670 CNH 106,404 (151)
UBS Investment Bank 3/18/22 USD 4,923 SGD 6,736 (45)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 3/18/22 USD 12,093 ZAR 189,595 $ (208)
UBS Investment Bank 3/18/22 ZAR 136,828 USD 8,845 33
UBS Investment Bank 3/18/22 ZAR 8,206 USD 535 (3)
UBS Investment Bank 4/8/22 USD 11,962 CLP 10,274,572 (829)
UBS Investment Bank 4/8/22 USD 5,909 IDR 84,645,618 37
UBS Investment Bank 4/14/22 USD 16,815 CNH 107,435 (136)
UBS Investment Bank 4/14/22 USD 1,568 ZAR 23,847 26
UBS Investment Bank 4/14/22 USD 12,335 ZAR 195,483 (304)
UBS Investment Bank 4/21/22 ILS 2,233 USD 699 (2)
UBS Investment Bank 4/22/22 JPY 2,577,973 USD 22,614 (163)
UBS Investment Bank 4/22/22 USD 632 CAD 808 (5)
UBS Investment Bank 4/22/22 USD 3,351 JPY 380,772 35
UBS Investment Bank 4/22/22 USD 968 JPY 111,135 —
UBS Investment Bank 5/13/22 PLN 6,884 USD 1,734 (104)
UBS Investment Bank 5/20/22 USD 186,577 EUR 163,806 2,338
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,435)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 10 Euro BTP contracts 3/22 (1,583) $ 102
Short, 82 Euro BUND contracts 3/22 (15,358) 680
Short, 52 Euro BUXL thirty year bond contracts 3/22 (11,532) 1,089
Long, 1,877 Government of Australia three year bond
contracts 3/22 153,935 (1,447)
Long, 27 Japanese Bond ten year contracts 3/22 35,346 (348)
Long, 252 Republic of South Korea ten year bond
contracts 3/22 25,151 (1,070)
Long, 183 Republic of South Korea three year bond
contracts 3/22 16,438 (136)
Long, 134 Government of Canada ten year bond
contracts 6/22 14,449 46
Long, 56 U.S. Treasury Long Bond contracts 6/22 8,775 100
Long, 444 U.S. Treasury Notes five year contracts 6/22 52,517 225
Long, 20 U.S. Treasury Notes ten year contracts 6/22 2,549 3
Long, 11 U.S. Treasury Notes two year contracts 6/22 2,367 4
Long, 13 Ultra U.S. Treasury Bonds contracts 6/22 2,417 24
Short, 182 Ultra U.S. Treasury Notes ten year
contracts 6/22 (25,722) (228)
Net payments (receipts) of variation margin to date 401
Variation margin receivable (payable) on open futures contracts $ (555)

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — $ — $ 34 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 34 +
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 102,213 ¤ ¤ $ 105,587
T. Rowe Price Short-Term Fund 65,865 ¤ ¤ —
Total $ 105,587 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $105,587.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Global Multi-Sector Bond Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Global Multi-Sector Bond Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,562,983 $ — $ 1,562,983
Bank Loans — 158,412 2,250 160,662
Common Stocks — — 1 1
Convertible Preferred Stocks — 3,400 — 3,400
Exchange-Traded Funds 62,915 — — 62,915
Short-Term Investments 18,525 33,001 — 51,526
Securities Lending Collateral 87,062 — — 87,062
Options Purchased — 891 — 891
Total Securities 168,502 1,758,687 2,251 1,929,440
Swaps* — 13,606 — 13,606
Forward Currency Exchange
Contracts — 7,986 — 7,986
Futures Contracts* 2,273 — — 2,273
Total $ 170,775 $ 1,780,279 $ 2,251 $ 1,953,305
Liabilities
Options Written $ — $ 1,375 $ — $ 1,375
Swaps* — 2,079 — 2,079
Forward Currency Exchange
Contracts — 9,421 — 9,421
Futures Contracts* 3,229 — — 3,229
Total $ 3,229 $ 12,875 $ — $ 16,104
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F175-054Q3 02/22